SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Summary of commodity derivatives
The table below is a summary of the Company's commodity derivatives entered into subsequent to December 31, 2012 through the date of this report:

			Weighted Avg
Natural Gas	Period	MMBtu/d	Price per MMBtu
Swaps	Apr 2013 - Dec 2013	10,000	$3.83
	Jan 2014 - Dec 2014	5,000	$4.26

Floors purchased (put)	Jan 2014 - Dec 2014	10,000	$4.25

Floors sold (put)	Jan 2014 - Dec 2014	10,000	$3.75

Ceilings purchased (call)	Apr 2013 - Dec 2013	10,000	$6.00
	Jan 2014 - Dec 2014	10,000	$6.15

Ceilings sold (call)	Jan 2014 - Dec 2014	10,000	$4.78

			Weighted Avg Price per Bbl
Crude Oil	Period	Bbl/d
Swaps	Jan 2013 - Jan 2013	2,200	$94.00
	Feb 2013 - Dec 2013	4,450	$93.00

Floors purchased (put)	Feb 2013 - Dec 2013	1,750	$90.00

Floors sold (put)	Feb 2013 - Dec 2013	4,000	$80.00

Ceilings purchased (call)	Feb 2013 - Dec 2013	2,250	$100.00

Ceilings sold (call)	Jan 2015 - Dec 2015	1,570	$120.00